Mezzanine Equity (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Value of mezzanine equity			$ 109,182,457	$ 29,096,116
Amount of cash received		$ 135,579,000
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares outstanding | shares		14,069,187	14,404,018	14,404,018
Redeemable period			10 years
Value of mezzanine equity		$ 510,353,000
Value of mezzanine equity		$ 286,167,000	$ 109,183,000
Percentage of noncumulative dividends rate		6.00%	6.00%
Issue price per share | $ / shares		$ 1.806775	$ 1.806775
Conversion ratio		1	1
Minimum price per share for conversion | $ / shares		$ 36.082	$ 5.4204
Minimum net cash proceeds for conversion		$ 50,000,000	$ 50,000,000
Minimum shares outstanding for conversion | shares			1,000,000
Minimum percentage of approval for conversion		50.00%	50.00%
Series B Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares outstanding | shares		8,777,812	0
Value of mezzanine equity		$ 224,186,000
Percentage of noncumulative dividends rate		6.00%
Issue price per share | $ / shares		$ 18.041
Amount of cash received	$ 135,579,000
Liquidation value for each share | $ / shares		$ 27.0615
Number of times the original issue price		1.5